UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Growth Fund, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1 - March 31, 2010

Item 1 — Schedule of Investments.

LIBERTY ALL-STAR GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2010 (Unaudited)

	SHARES	MARKET VALUE

COMMON STOCKS (97.76%)

•CONSUMER DISCRETIONARY (11.48%)
Automobiles (0.32%)
Thor Industries, Inc.	13,322	$402,458

Distributors (0.91%)
LKQ Corp.(a)	57,149	1,160,125

Diversified Consumer Services (3.30%)
Capella Education Co.(a)	17,486	1,623,400
Education Management Corp.(a)	26,900	589,110
Strayer Education, Inc.	8,127	1,979,087
		4,191,597

Hotels, Restaurants & Leisure (2.06%)
BJ’s Restaurants, Inc.(a)	33,628	783,532
Ctrip.com International Ltd.(a)(b)	9,840	385,728
McDonald’s Corp.	15,055	1,004,470
Wynn Resorts Ltd.	5,900	447,397
		2,621,127

Internet & Catalog Retail (0.54%)
Amazon.com, Inc.(a)	5,085	690,187

Media (0.32%)
DreamWorks Animation SKG, Inc., Class A(a)	10,300	405,717

Multi-Line Retail (0.21%)
Dollar Tree, Inc.(a)	4,624	273,833

Specialty Retail (2.84%)
Best Buy Co., Inc.	39,145	1,665,228
Hibbett Sports, Inc.(a)	12,316	315,043
The Home Depot, Inc.	16,925	547,524
Rue21, Inc.(a)	10,800	374,436
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	31,475	711,965
		3,614,196

Textiles, Apparel & Luxury Goods (0.98%)
NIKE, Inc., Class B	11,595	852,232
Phillips-Van Heusen Corp.	6,814	390,851
		1,243,083

•CONSUMER STAPLES (3.38%)
Beverages (2.84%)
The Coca-Cola Company	15,380	845,900
Hansen Natural Corp.(a)	21,527	933,841
PepsiCo, Inc.	27,760	1,836,602
		3,616,343

Household Products (0.54%)
The Procter & Gamble Co.	10,895	$689,327

•ENERGY (7.69%)
Energy Equipment & Services (5.37%)
CARBO Ceramics, Inc.	3,734	232,778
Core Laboratories N.V.	16,440	2,150,352
Dril-Quip, Inc.(a)	13,405	815,560
IHS, Inc.(a)	20,332	1,087,152
National-Oilwell Varco, Inc.	20,300	823,774
Oceaneering International, Inc.(a)	16,500	1,047,585
Schlumberger Ltd.	10,625	674,262
		6,831,463

Oil, Gas & Consumable Fuels (2.32%)
Contango Oil & Gas Co.(a)	11,400	583,110
Petroleo Brasileiro S.A.(b)	19,370	861,772
Southwestern Energy Co.(a)	23,735	966,489
Ultra Petroleum Corp.(a)	11,400	531,582
		2,942,953

•FINANCIALS (12.41%)
Capital Markets (5.45%)
Affiliated Managers Group, Inc.(a)	16,984	1,341,736
BlackRock, Inc.	2,580	561,821
The Blackstone Group LP	123,370	1,727,180
Duff & Phelps Corp., Class A	36,247	606,775
GFI Group, Inc.	110,993	641,540
The Goldman Sachs Group, Inc.	2,815	480,323
optionsXpress Holdings, Inc.(a)	42,847	697,978
SEI Investments Co.	39,753	873,373
		6,930,726

Commercial Banks (0.93%)
Signature Bank(a)	31,809	1,178,523

Consumer Finance (1.54%)
Visa, Inc., Class A	21,480	1,955,324

Diversified Financial Services (2.33%)
JPMorgan Chase & Co.	13,645	610,614
MSCI, Inc.(a)	38,657	1,395,518
Portfolio Recovery Associates, Inc.(a)	17,565	963,791
		2,969,923

Insurance (0.68%)
ACE Ltd.	16,500	862,950

Real Estate Management & Development (0.49%)
China Real Estate Information Corp.(a)(b)	62,800	$629,256

Thrifts & Mortgage Finance (0.99%)
Northwest Bancshares, Inc.	34,400	403,856
People’s United Financial, Inc.	54,600	853,944
		1,257,800

•HEALTH CARE (16.20%)
Biotechnology (4.96%)
Acorda Therapeutics, Inc.(a)	3,523	120,487
Amylin Pharmaceuticals, Inc.(a)	21,200	476,788
BioMarin Pharmaceutical, Inc.(a)	37,676	880,488
Celgene Corp.(a)	12,765	790,919
Genzyme Corp.(a)	17,700	917,391
Gilead Sciences, Inc.(a)	30,405	1,382,820
Human Genome Sciences, Inc.(a)	19,700	594,940
InterMune, Inc.(a)	9,200	410,044
MannKind Corp.(a)	19,400	127,264
Martek Biosciences Corp.(a)	26,771	602,615
		6,303,756

Health Care Equipment & Supplies (5.05%)
Accuray, Inc.(a)	55,213	336,247
Baxter International, Inc.	13,900	808,980
Intuitive Surgical, Inc.(a)	3,900	1,357,707
Masimo Corp.	41,434	1,100,073
Medtronic, Inc.	18,065	813,467
ResMed, Inc.(a)	18,547	1,180,516
Thoratec Corp.(a)	18,400	615,480
Volcano Corp.(a)	8,600	207,776
		6,420,246

Health Care Providers & Services (2.67%)
Lincare Holdings, Inc.(a)	30,557	1,371,398
PSS World Medical, Inc.(a)	31,440	739,155
VCA Antech, Inc.(a)	45,864	1,285,568
		3,396,121

Life Sciences Tools & Services (1.32%)
Charles River Laboratories International, Inc.(a)	19,251	756,757
Thermo Fisher Scientific, Inc.(a)	18,060	929,006
		1,685,763

Pharmaceuticals (2.20%)
Abbott Laboratories	18,365	967,468
Mylan, Inc.(a)	42,200	958,362
Teva Pharmaceutical Industries Ltd.(b)	13,825	872,081
		2,797,911

•INDUSTRIALS (18.23%)
Aerospace & Defense (3.98%)
Aerovironment, Inc.(a)	27,100	$707,581
The Boeing Co.	14,830	1,076,806
HEICO Corp.	15,054	775,281
Spirit AeroSystems Holdings, Inc.(a)	36,800	860,384
Stanley, Inc.(a)	29,314	829,293
TransDigm Group, Inc.	15,318	812,467
		5,061,812

Air Freight & Logistics (1.33%)
C.H. Robinson Worldwide, Inc.	15,200	848,920
Expeditors International of Washington, Inc.	22,600	834,392
		1,683,312

Commercial Services & Supplies (6.61%)
American Reprographics Co.(a)	80,329	720,551
Clean Harbors, Inc.(a)	14,700	816,732
Huron Consulting Group, Inc.(a)	24,363	494,569
ICF International, Inc.(a)	13,080	324,907
Monster Worldwide, Inc.(a)	49,019	814,205
Quanta Services, Inc.(a)	33,600	643,776
Resources Connection, Inc.(a)	77,224	1,480,384
Ritchie Bros. Auctioneers, Inc.	27,589	593,715
Robert Half International, Inc.	28,400	864,212
Stantec, Inc.(a)	22,578	589,286
Stericycle, Inc.(a)	6,792	370,164
Waste Connections, Inc.(a)	20,335	690,577
		8,403,078

Construction & Farm Machinery (0.52%)
Caterpillar, Inc.	10,465	657,725

Electrical Equipment (1.98%)
ABB Ltd.(a)(b)	36,965	807,316
II-VI, Inc.(a)	15,537	525,772
Rockwell Automation, Inc.	19,600	1,104,656
Sensata Technologies Holding NV(a)	4,500	80,820
		2,518,564

Machinery (2.57%)
Cummins, Inc.	13,900	861,105
Graco, Inc.	16,624	531,968
Kaydon Corp.	17,658	663,941
Kennametal, Inc.	29,000	815,480
Wabtec Corp.	9,500	400,140
		3,272,634

Road & Rail (0.60%)
Landstar System, Inc.	18,263	$766,681

Trading Companies & Distributors (0.64%)
Beacon Roofing Supply, Inc.(a)	7,145	136,684
Fastenal Co.	14,110	677,139
		813,823

•INFORMATION TECHNOLOGY (25.33%)
Communications Equipment (2.84%)
Cisco Systems, Inc.(a)	47,525	1,237,076
Polycom, Inc.(a)	44,834	1,371,023
QUALCOMM, Inc.	23,805	999,572
		3,607,671

Computers & Peripherals (2.66%)
Apple, Inc.(a)	7,625	1,791,342
EMC Corp.(a)	88,330	1,593,473
		3,384,815

Electronic Equipment & Instruments (0.65%)
FLIR Systems, Inc.(a)	13,280	374,496
National Instruments Corp.	13,578	452,826
		827,322

Internet Software & Services (3.85%)
Akamai Technologies, Inc.(a)	27,400	860,634
Baidu, Inc.(a)(b)	1,200	716,400
comScore, Inc.(a)	14,392	240,202
Digital River, Inc.(a)	18,900	572,670
Google, Inc., Class A(a)	2,605	1,477,061
Mercadolibre, Inc.(a)	7,637	368,180
VistaPrint Ltd.(a)	11,555	661,524
		4,896,671

IT Services (1.38%)
Alliance Data Systems Corp.(a)	13,500	863,865
VeriFone Holdings, Inc.(a)	44,117	891,605
		1,755,470

Semiconductors & Semiconductor Equipment (6.63%)
Aixtron AG(b)	20,000	713,600
Applied Materials, Inc.	134,185	1,808,814
Avago Technologies Ltd.(a)	46,700	960,152
Cavium Networks, Inc.(a)	34,488	857,372
FormFactor, Inc.(a)	33,835	600,909
Hittite Microwave Corp.(a)	17,785	782,006
Intel Corp.	31,195	694,401
Marvell Technology Group Ltd.(a)	41,900	853,922
NVIDIA Corp.(a)	67,190	1,167,762
		8,438,938

Software (7.32%)
ANSYS, Inc.(a)	33,624	$1,450,539
Concur Technologies, Inc.(a)	9,541	391,277
Longtop Financial Technologies Ltd.(a)(b)	16,500	531,465
Microsoft Corp.	63,985	1,872,841
Oracle Corp.	46,935	1,205,760
Perfect World Co. Ltd.(a)(b)	10,300	385,735
Salesforce.com, Inc.(a)	18,000	1,340,100
Solera Holdings, Inc.	24,891	962,037
VMware, Inc.(a)	21,860	1,165,138
		9,304,892

•MATERIALS (1.01%)
Chemicals (0.46%)
CF Industries Holdings, Inc.	6,400	583,552

Metals & Mining (0.55%)
BHP Billiton Ltd.(b)	8,665	695,973

•TELECOMMUNICATION SERVICES (1.47%)
Diversified Telecommunication (0.83%)
AT&T, Inc.	15,865	409,952
Cbeyond, Inc.(a)	17,372	237,649
Verizon Communications, Inc.	12,900	400,158
		1,047,759

Wireless Telecommunication Services (0.64%)
China Mobile Ltd.(b)	17,010	818,521

•UTILITIES (0.56%)
Electric Utilities (0.56%)
ITC Holdings Corp.	13,004	715,220

TOTAL COMMON STOCKS (COST OF $111,660,273)		124,325,141

	PAR VALUE	MARKET VALUE

SHORT TERM INVESTMENT (3.01%)

•REPURCHASE AGREEMENT (3.01%)

Repurchase agreement with State Street Bank & Trust Co., dated 03/31/10, due 04/01/10 at 0.010%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $3,903,096 (Repurchase proceeds of $3,824,001)

(COST OF $3,824,000)	$3,824,000	$3,824,000

TOTAL INVESTMENTS (100.77%) (COST OF $115,484,273)(c)		128,149,141
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.77%)		(982,479)

NET ASSETS (100.00%)		$127,166,662
NET ASSET VALUE PER SHARE (30,080,350 SHARES OUTSTANDING)		$4.23

(a) Non-Income producing security.
(b) American Depositary Receipt.
(c) Cost of investments for federal income tax purposes is $115,668,949.

Gross unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$19,839,220
Gross unrealized depreciation	(7,359,028)
Net unrealized appreciation	$12,480,192

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

MARCH 31, 2010 (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Growth Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Shares

The Fund may issue 60,000,000 shares of common stock at $0.10 par.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

Foreign Securities

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board (“FASB”). Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. The designated input levels are not necessary an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010.

Valuation Inputs	Investments in Securities
Level 1-Quoted Prices
Common Stocks	$124,325,141
Level 2-Other Significant Observable Inputs
Short Term Investment	3,824,000
Level 3-Significant Unobservable Inputs	—
Total	$128,149,141

For the three months ended March 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Federal Income Tax Status

For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

In accordance with ASC 740 “Accounting for Uncertainty in Income Taxes,” (formerly FIN 48), the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Fund files income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2006 through December 31, 2009 for the federal jurisdiction and for the years ended December 31, 2006 through December 31, 2009 for Colorado, the Fund’s returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its common shares totaling approximately 6% of its net asset value per year. The distributions are payable in four quarterly distributions of 1.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncements

In June 2009, the FASB issued FASB ASC 105 (formerly FASB Statement No. 168), establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operations.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operations.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquiror and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within certain statutorily-defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder.  At the time of adoption, March 19, 2009, the Board and the Fund were not aware, and currently are not aware, of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	April 30, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	April 30, 2010

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